MERRILL LYNCH
                                                              CAPITAL FUND, INC.

                              Strategic
                                       Performance

                               [GRAPHIC OMITTED]
                                                              Quarterly Report
                                                              June 30, 1998

MERRILL LYNCH CAPITAL FUND, INC.

PORTFOLIO SUMMARY

Security Diversification
As a Percentage of Net Assets
As of June 30, 1998

               A pie chart illustrating the following percentages:

         US Bonds                              29.3%
         Non-US Bonds                           4.5%
         Cash & Cash
           Equivalents                          3.9%
         US Stocks                             51.3%
         Non-US Stocks                         11.0%

Sector Representation
As a Percentage of Equities
As of June 30, 1998

               A pie chart illustrating the following percentages:

         Financial Services                    23.0%
         Consumer Services                      6.9%
         Utilities                              0.8%
         Transportation                         4.6%
         Capital Goods--Technology             13.2%
         Consumer Cyclicals                    13.7%
         Energy                                13.3%
         Basic Industries                       7.5%
         Diversified                            3.5%
         Credit Cyclicals                       2.0%
         Consumer Staples                       7.6%
         Capital Goods                          3.9%

Geographic Diversification                                           Percent of
As of June 30, 1998                                                  Net Assets*
--------------------------------------------------------------------------------
United States                                                           84.9%
--------------------------------------------------------------------------------
United Kingdom                                                           4.4
--------------------------------------------------------------------------------
Argentina                                                                2.7
--------------------------------------------------------------------------------
Switzerland                                                              2.2
--------------------------------------------------------------------------------
Mexico                                                                   1.1
--------------------------------------------------------------------------------
Netherlands                                                              1.0
--------------------------------------------------------------------------------
France                                                                   0.7
--------------------------------------------------------------------------------
Brazil                                                                   0.5
--------------------------------------------------------------------------------
Italy                                                                    0.4
--------------------------------------------------------------------------------
Turkey                                                                   0.4
--------------------------------------------------------------------------------
Panama                                                                   0.3
--------------------------------------------------------------------------------
Japan                                                                    0.3
--------------------------------------------------------------------------------
India                                                                    0.3
--------------------------------------------------------------------------------
Chile                                                                    0.3
--------------------------------------------------------------------------------
Colombia                                                                 0.2
--------------------------------------------------------------------------------
Hong Kong                                                                0.1
--------------------------------------------------------------------------------
South Korea                                                              0.1
--------------------------------------------------------------------------------
Guatemala                                                                0.1
--------------------------------------------------------------------------------
*Includes investments in short-term securities.

US Common Stock Investments                                     S&P
As of June 30, 1998                             Fund            500*
--------------------------------------------------------------------------------
Average Capitalization (in billions)           $23.8           $17.8
--------------------------------------------------------------------------------
Price/Book Value                                 2.6             6.2
--------------------------------------------------------------------------------
Price/Earnings Ratio**                          21.0            25.9
--------------------------------------------------------------------------------
Yield Based on Current Dividend                  1.7%            1.3%
--------------------------------------------------------------------------------
 *An unmanaged broad-based index comprised of common stocks.
**Based on 1998 earnings estimates.

Fixed-Income Investments                                 Merrill Lynch
As of June 30, 1998                           Fund        DOAO Index*
--------------------------------------------------------------------------------
Duration                                    5.4 Years       5.2 Years
--------------------------------------------------------------------------------
Average Maturity                            9.0 Years       8.7 Years
--------------------------------------------------------------------------------
Asset Breakdown:
--------------------------------------------------------------------------------
   Corporates                                   51.8%           20.9%
--------------------------------------------------------------------------------
   US Treasuries/Agencies                       40.3%           51.2%
--------------------------------------------------------------------------------
   Mortgage-Backed                               0.8%           27.9%
--------------------------------------------------------------------------------
   International Governments                     7.1%             --
--------------------------------------------------------------------------------
*An unmanaged market-weighted corporate, Government and mortgage master bond index reflecting approximately 97% of total outstanding bonds.

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

DEAR SHAREHOLDER

The financial market environment was characterized by tremendous volatility and unpredictability during the quarter ended June 30, 1998 as investors confronted divergent political, economic and corporate earnings trends. In April, concerns about the sustained rapid pace of economic growth and the associated risk of higher inflation began to offset continued upbeat expectations for corporate earnings growth and very positive investor sentiment. As a result, financial markets results were relatively stagnant for the month. While reports continued to show a benign inflationary environment, with most readings at levels not seen since the mid-1960s, the acceleration in first quarter real economic growth to a +5.4% rate increased the likelihood of the Federal Reserve Board raising short-term interest rates to quell prospective inflationary pressures. Typically, this would be viewed negatively by stock market investors. In the interim, first quarter corporate earnings growth met or exceeded reduced expectations.

By May, intensifying economic and political problems in Asia compelled investors to further reduce corporate earnings growth expectations. Despite the strong domestic economy, after-tax corporate profits declined in both the fourth quarter of 1997 and the first quarter of 1998. With a sharply deteriorating US trade deficit and export markets suffering economic contraction, prospects for accelerating earnings growth became increasingly suspect, resulting in the first monthly decline in stock prices since October 1997.

While June appeared to be a rewarding month for investors with the broad stock market averages providing attractive returns, these results masked a very disparate performance between various sectors of the market. Large-capitalization stocks performed relatively well, while medium-capitalization and small-capitalization companies performed poorly because investors were willing to pay increasingly large premiums for liquidity. Companies that serve the consumer segment of the economy (including pharmaceutical, retail, broadcasting and entertainment companies) provided positive returns, while companies serving the industrial sector of the economy (including companies in commodities, transportation and selected areas of technology) provided negative returns for the month. These results closely mirrored trends in the US economy, where high consumer confidence and rising consumer incomes have sustained strong auto, housing and other consumer-related markets. By contrast, the Asian economic turmoil negatively affected manufacturing, with orders, industrial production and inventories all showing deteriorating trends and earnings expectations being sharply reduced.

For the June quarter, the US stock market, as measured by the unmanaged Standard & Poor's 500 Index (S&P 500), provided a +3.30% total return. The US bond market continued to provide positive returns in this environment, as measured by the unmanaged Merrill Lynch Domestic Bond Master Index, which had a +2.37% total return for the June quarter. This performance was driven by three factors:

o Evidence of moderating economic growth;

o Continued benign inflation, with the gross domestic product implicit price deflator rising at a mere 1.0% annual rate in the first calendar quarter of 1998, the lowest increase in almost 35 years;

o A renewed flight-to-quality among global investors seeking the safety and security of US Government securities. During the June quarter, cash equivalents earned a +1.29% total return as measured by the three-month US Treasury bill.

Portfolio Matters

Total returns for Merrill Lynch Capital Fund, Inc.'s Class A, Class B, Class C and Class D Shares for the quarter ended June 30, 1998 were -0.85%, -1.09%, -1.10% and -0.93%, respectively. (Fund results shown do not reflect sales charges; results would be lower if sales charges were included.)

The Fund's underperformance compared to the broad market averages during the June quarter is largely attributable to adverse stock selection in this increasingly difficult environment. As previously discussed, while the S&P 500 Index of large companies provided relatively attractive returns, the unmanaged S&P Mid Cap Index of medium-sized companies declined by over 3% for the June quarter and the unmanaged Russell 2000 Index of smaller companies fell more than 6% for the same period. Furthermore, our value style of investing suffered during the June quarter compared to the growth style of investing, with value stocks declining 0.5% on average and growth stocks advancing by almost 4% on average. The Fund's value orientation and investments in many moderately sized companies consequently extracted a short-term performance penalty. In addition, some traditionally defensive sectors of the stock market in which the Fund has representation--such as insurance and

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

real estate--significantly underperformed the broader averages. This underperformance occurred despite the domestic orientation of these companies and the benefits of declining interest rates because of deteriorating pricing trends in selected markets. Finally, expectations for slowing economic growth precipitated sharp declines in most commodity prices, negatively affecting the performance of companies in the energy and forest products groups in which the Fund is invested. While disappointed by these results, we continue to believe our investment philosophy and security selection disciplines are sound and will provide above-average returns to investors over time.

In our view, the increasingly narrow universe of stocks propelling the market averages higher represents an unsound foundation upon which to build further significant gains. Those consumer-related companies that have continued to produce consistent earnings performance, and which are largely accountable for the market's recent advance, command dauntingly high valuation levels, limiting their investment attraction. Meanwhile, consensus expectations for overall corporate profits growth have been revised sharply lower as the reality of the "Asian contagion" has begun to impair corporate earnings results. Yet, despite these limited earnings growth prospects, broad stock market valuations stand at record high levels on virtually every measure. This condition does not, in our view, represent a formula for substantial stock price appreciation and this disparity is likely to restrain the market's advance. We believe bonds continue to represent good value, with inflation-adjusted interest rates at historically above-average levels and inflationary pressures continuing to moderate. Consequently, we maintained our bond weighting in Merrill Lynch Capital Fund, Inc. At June 30, 1998, we had 62.3% of the Fund's net assets invested in equities, 33.8% in fixed-income securities and 3.9% in cash and cash equivalents. This compares to 63.3% of the Fund's net assets invested in equities, 33.1% in fixed-income securities and 3.6% in cash and cash equivalents at March 31, 1998.

Within the equity component of the portfolio, we increased our position in 22 stocks, reduced our ownership in 13 others and eliminated 3 holdings. Two of the three holdings we sold were Cisco Systems, Inc., the data networking company, and Sunbeam Corporation, the household appliance manufacturer. Cisco Systems had been an admirable performer, dramatically outperforming the market and the overall technology sector. While Cisco remains the dominant company in the rapidly growing networking industry, the stock's appreciation had driven its valuation to levels that, we believed, adequately reflected these positive characteristics. While no evident near-term risks are on the horizon, even the most powerful companies may be at risk in the current volatile stock market environment. Since we have been handsomely rewarded for our investment in the company, we decided to sell our position and look to redeploy proceeds into alternative investment opportunities.

We also sold our position in Sunbeam Corporation. The initial success of this investment proved temporary, following announced revenue declines, operating losses and allegations of questionable accounting practices. Having successfully restructured the core Sunbeam operation, investors greeted a series of acquisition announcements favorably, anticipating further consolidation and integration benefits and significant incremental shareholder value. However, it soon became apparent that revenue projections were too high, margins were contracting and the balance sheet was deteriorating, resulting in a significant decline in the stock price. While there will ultimately be a resolution of these difficulties and a restoration of some degree of earnings growth and value enhancement, Sunbeam's problems will likely be long-lived. Therefore, we decided to eliminate our position in order to redeploy the proceeds into more attractive investment opportunities.

Despite the high overall level of the stock market, we continue to identify and invest in above-average companies whose stocks sell at below-average valuation levels. We define an above-average company as one which maintains a strong competitive position, earns consistently high returns on capital, is financially sound, generates cash in excess of its internal reinvestment requirements and is managed by individuals who we believe are motivated to create value for shareholders. We define a below-average valuation level as one that does not adequately or accurately reflect what we believe to be the company's underlying intrinsic value. On average, the stocks in the portfolio generated comparable returns on shareholder equity and have much stronger balance sheets while offering faster earnings growth than the average company as measured by the S&P
500. However, as of June 30, 1998, these same stocks sold at an average price/earnings ratio of 21.0 times estimated 1998

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

earnings per share as compared to 25.9 times for the S&P 500, 2.6 times book value per share as of June 30 as compared to 6.2 times for the S&P 500 and provided a 1.7% dividend yield as compared to 1.3% for the S&P 500 for the quarter ended June 30, 1998.

Within the fixed-income component of the portfolio, we slightly reduced the average portfolio maturity and duration of the bonds to 9.0 years and 5.4 years, respectively, at June 30, 1998, as domestic interest rates approached historically low levels. This is compared to 9.1 years and 5.5 years, respectively, at March 31, 1998. In reaction to the relatively narrow yield differential between corporate bonds and US Treasury bonds, we continued to shift more assets from the corporate sector into a combination of higher-yielding foreign government bonds and US Treasury securities. Thus, we reduced investment-grade corporate bonds and high-yield corporate bonds from 45.3% of fixed-income assets and 8.3% at March 31, 1998, respectively, to 44.0% and 7.8%, respectively, at June 30, 1998. We increased US Government bonds from 39.0% of fixed-income assets at March 31, 1998 to 40.3% at June 30, 1998, and foreign government bonds from 6.6% of fixed-income assets to 7.1% for the same three-month period. Mortgage-backed securities remained unchanged during the quarter at 0.8% of fixed-income assets. The net result of these transactions was an increase in the average quality rating of our bonds to A1/A+, as rated by Moody's Investors Service, Inc. and Standard & Poor's Corp., and a nominal 2 basis point (0.02%) decline in the average yield-to-maturity to 6.53% by June 30, 1998. This contrasts with the 20 basis point decline in intermediate-term interest rates during the same period.

In Conclusion

We appreciate your investment in Merrill Lynch Capital Fund, Inc., and we look forward to sharing our investment outlook and strategies again with you in our next report to shareholders.


Sincerely,


/s/ Arthur Zeikel

Arthur Zeikel
President


/s/ Kurt Schansinger

Kurt Schansinger
Senior Vice President and Portfolio Manager

July 30, 1998

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

      Recent Performance Results

                                                                      Ten Years/
                                        12 Month       3 Month      Since Inception
                                      Total Return  Total Return     Total Return
=======================================================================================
ML Capital Fund, Inc. Class A Shares*    +17.34%       -0.85%           +279.18%
---------------------------------------------------------------------------------------
ML Capital Fund, Inc. Class B Shares*    +16.13        -1.09            +233.40
---------------------------------------------------------------------------------------
ML Capital Fund, Inc. Class C Shares*    +16.15        -1.10            + 86.46
---------------------------------------------------------------------------------------
ML Capital Fund, Inc. Class D Shares*    +17.04        -0.93            + 91.83
---------------------------------------------------------------------------------------
Dow Jones Industrial Average             +18.67        +2.13    +460.35/+451.23/+150.12
---------------------------------------------------------------------------------------
Standard & Poor's 500 Index**            +30.16        +3.30    +448.89/+423.82/+164.01
=======================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/inception dates are:
      Class A Shares, ten years ended 6/30/98; Class B Shares, 10/21/88; and Class C and Class D Shares, 10/21/94.
** An unmanaged broad-based index comprised of common stocks. Total investment returns for unmanaged indexes are based on estimates. Ten years/since inception total returns are: for the ten years ended 6/30/98; from 10/21/88 to 6/30/98; and from 10/21/94 to 6/30/98, respectively.

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

PERFORMANCE DATA (concluded)

Results of a $1,000 Investment Since Inception--Class A Shares

(5.25% sales charge--$947.50 net amount invested; assuming reinvestment of all dividends and capital gains distributions)

A mountain chart depicting the growth of an investment in the Fund's Class A Shares from $947.50 on November 8, 1973 to $21,583.01 on June 30, 1998.

Average Annual Total Return

                                     % Return Without        % Return With
                                       Sales Charge          Sales Charge**
  ==============================================================================
  Class A Shares*
  ==============================================================================
  Year Ended 6/30/98                      +17.34%                +11.18%
  ------------------------------------------------------------------------------
  Five Years Ended 6/30/98                +16.08                 +14.83
  ------------------------------------------------------------------------------
  Ten Years Ended 6/30/98                 +14.26                 +13.64
  ------------------------------------------------------------------------------
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

                                         % Return               % Return
                                       Without CDSC            With CDSC**
  ==============================================================================
  Class B Shares*
  ==============================================================================
  Year Ended 6/30/98                      +16.13%                +12.13%
  ------------------------------------------------------------------------------
  Five Years Ended 6/30/98                +14.90                 +14.90
  ------------------------------------------------------------------------------
  Inception (10/21/88)
  through 6/30/98                         +13.23                 +13.23
  ------------------------------------------------------------------------------
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after 4 years.
**Assuming payment of applicable contingent deferred sales charge.

  ==============================================================================
                                          % Return              % Return
                                        Without CDSC           With CDSC**
  ==============================================================================
  Class C Shares*
  ==============================================================================
  Year Ended 6/30/98                      +16.15%                +15.15%
  ------------------------------------------------------------------------------
  Inception (10/21/94)
  through 6/30/98                         +18.39                 +18.39
  ------------------------------------------------------------------------------
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.

  ==============================================================================
                                      % Return Without        % Return With
                                        Sales Charge          Sales Charge**
  ==============================================================================
  Class D Shares*
  ==============================================================================
  Year Ended 6/30/98                      +17.04%                +10.90%
  ------------------------------------------------------------------------------
  Inception (10/21/94)
  through 6/30/98                         +19.31                 +17.58
  ------------------------------------------------------------------------------
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

SCHEDULE OF INVESTMENTS

                            Shares                                                                                        Percent of
Industries                   Held                       Common Stocks                          Cost              Value    Net Assets
====================================================================================================================================
Aerospace                  2,500,000    Boeing Co. (The)                                  $  122,280,349   $   111,406,250      0.9%
                             913,000    Lockheed Martin Corporation                           79,769,902        96,663,875      0.8
                                                                                          --------------   ---------------     -----
                                                                                             202,050,251       208,070,125      1.7
====================================================================================================================================
Apparel                    2,750,000    Fruit of the Loom, Inc. (Class A)                     79,184,128        91,265,625      0.8
====================================================================================================================================
Automobile Parts           2,000,000    Federal-Mogul Corp.                                   86,309,094       135,000,000      1.1
====================================================================================================================================
Automotive                 1,000,000    General Motors Corp.                                  44,944,948        66,812,500      0.6
====================================================================================================================================
Banking                    2,000,000    Chase Manhattan Corporation (The)                     81,222,073       151,000,000      1.3
====================================================================================================================================
Building Materials         2,000,000    American Standard Companies, Inc.                     93,322,961        89,375,000      0.8
                           2,400,000    Masco Corporation                                     75,254,389       145,200,000      1.2
                                                                                          --------------   ---------------     -----
                                                                                             168,577,350       234,575,000      2.0
====================================================================================================================================
Capital Goods              2,000,000    United Dominion Industries, Ltd.                      50,002,195        66,750,000      0.6
====================================================================================================================================
Chemicals                  1,685,000    du Pont (E.I.) de Nemours & Co.                       80,776,366       125,743,125      1.0
                           2,000,000    Imperial Chemical Industries PLC (ADR)*              102,243,511       129,000,000      1.1
                                                                                          --------------   ---------------     -----
                                                                                             183,019,877       254,743,125      2.1
====================================================================================================================================
Computer Software          1,500,000    Computer Associates International, Inc.               44,432,476        83,343,750      0.7
====================================================================================================================================
Consumer Electronics         400,000    Nintendo Corp. Ltd.                                   28,474,285        37,093,166      0.3
====================================================================================================================================
Diversified                2,200,000    Corning, Inc.                                         87,464,309        76,450,000      0.6
Companies                  1,850,000    GenCorp Inc.                                          54,315,295        46,712,500      0.4
                           2,100,000    Rockwell International Corporation                   116,109,160       100,931,250      0.8
                           1,875,500    Tenneco, Inc.                                         81,128,414        71,386,219      0.6
                          10,000,000    Tomkins PLC                                           44,821,118        54,267,962      0.5
                           2,000,000    United Technologies Corp.                             63,643,951       185,000,000      1.6
                           1,750,000    Varian Associates, Inc.                               93,141,060        68,250,000      0.6
                                                                                          --------------   ---------------     -----
                                                                                             540,623,307       602,997,931      5.1
====================================================================================================================================
Drug Stores                4,300,000    Rite Aid Corp.                                        68,282,570       161,518,750      1.4
====================================================================================================================================
Electrical Equipment       1,500,000    Belden Inc.                                           47,721,621        45,937,500      0.4
                           1,500,000    General Electric Co.                                  38,165,328       136,500,000      1.1
                           1,000,000    Philips Electronics N.V.                              70,415,130        85,000,000      0.7
                                                                                          --------------   ---------------     -----
                                                                                             156,302,079       267,437,500      2.2
====================================================================================================================================
Electronic                 1,500,000    Avnet, Inc.                                           83,947,762        82,031,250      0.7
Components
====================================================================================================================================
Financial Services         2,000,000    Federal National Mortgage Association                 52,392,099       121,500,000      1.0
                           1,000,000    Transamerica Corporation                              76,009,264       115,125,000      1.0
                                                                                          --------------   ---------------     -----
                                                                                             128,401,363       236,625,000      2.0
====================================================================================================================================
Food & Beverage            2,601,300    Diageo PLC (ADR)*                                    100,982,572       125,350,144      1.1
====================================================================================================================================
Foods/Food                    75,000    Nestle S.A. (Registered)                              78,575,411       160,608,260      1.3
Processing
====================================================================================================================================
Footwear                   1,700,000    Nike, Inc. (Class B)                                  80,368,533        82,768,750      0.7
                           8,000,000    Yue Yuen Industrial (Holdings Limited)                10,727,086        14,300,280      0.1
                                                                                          --------------   ---------------     -----
                                                                                              91,095,619        97,069,030      0.8
====================================================================================================================================
Hospital Management        4,000,000    Tenet Healthcare Corp.                                66,520,659       125,000,000      1.0
====================================================================================================================================

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

                            Shares                                                                                        Percent of
Industries                   Held                       Common Stocks                          Cost              Value    Net Assets
====================================================================================================================================
Hotels & Casinos           2,500,000    Sun International Hotels Ltd.                     $   99,267,368   $   113,750,000      1.0%
====================================================================================================================================
Information Systems        3,000,000    Reynolds & Reynolds Company (Class A)                 60,505,409        54,562,500      0.5
====================================================================================================================================
Insurance                  1,800,000    Allstate Corporation                                  57,144,862       164,812,500      1.4
                           1,000,000    American International Group, Inc.                    46,545,446       146,000,000      1.2
                           1,800,000    Berkley (W.R.) Corporation                            62,155,679        72,112,500      0.6
                           1,900,000    EXEL Ltd. (US Registered Shares)                      41,181,437       147,843,750      1.2
                           2,000,000    Fremont General Corp.                                 33,362,385       108,375,000      0.9
                           2,200,000    Horace Mann Educators Corp.                           34,550,993        75,900,000      0.6
                           2,000,000    Penncorp Financial Group, Inc.                        62,850,797        41,000,000      0.3
                           4,000,000    Provident Companies, Inc.                             79,650,937       138,000,000      1.2
                           1,800,000    TIG Holdings, Inc.                                    54,108,848        41,400,000      0.3
                           4,500,000    Travelers Group, Inc.                                 39,986,618       272,812,500      2.3
                                                                                          --------------   ---------------     -----
                                                                                             511,538,002     1,208,256,250     10.0
====================================================================================================================================
Iron & Steel               1,372,100    Birmingham Steel Corp.                                22,939,267        16,979,738      0.1
====================================================================================================================================
Leisure/Hotels             4,400,000    Carnival Corp. (Class A)                              57,830,550       174,350,000      1.4
                           3,000,000    Harrah's Entertainment, Inc.                          55,543,541        69,750,000      0.6
                                                                                          --------------   ---------------     -----
                                                                                             113,374,091       244,100,000      2.0
====================================================================================================================================
Machinery & Machine          750,000    SPX Corp.                                             44,070,962        48,281,250      0.4
Tools
====================================================================================================================================
Natural Gas                1,750,000    Coastal Corp.                                         73,551,243       122,171,875      1.0
Suppliers                  2,500,000    El Paso Natural Gas Co.                               54,411,468        95,625,000      0.8
                           8,000,000    Williams Companies, Inc.                              71,579,900       270,000,000      2.3
                                                                                          --------------   ---------------     -----
                                                                                             199,542,611       487,796,875      4.1
====================================================================================================================================
Oil Field Equipment        1,000,000    McCormick & Company, Inc.                             33,154,872        35,687,500      0.3
====================================================================================================================================
Oil--Integrated              790,500    Ente Nazionale Idrocarburi S.p.A. (ENI) (ADR)*        39,595,869        51,382,500      0.4
                           1,350,000    TOTAL S.A. (ADR)*                                     50,875,698        88,256,250      0.8
                           2,750,000    Unocal Corporation                                   104,663,889        98,312,500      0.8
                           5,000,000    Yacimientos Petroliferos Fiscales S.A.
                                        (YPF) (ADR)*                                          95,920,616       150,312,500      1.3
                                                                                          --------------   ---------------     -----
                                                                                             291,056,072       388,263,750      3.3
====================================================================================================================================
Oil--Service               2,500,000    Dresser Industries, Inc.                              69,699,584       110,156,250      0.9
====================================================================================================================================
Paper & Forest             2,100,000    Kimberly-Clark Corp.                                 105,243,199        96,337,500      0.8
Products                     800,000    Temple-Inland, Inc.                                   36,743,614        43,100,000      0.4
                           1,500,000    Weyerhaeuser Co.                                      68,318,476        69,281,250      0.6
                                                                                          --------------   ---------------     -----
                                                                                             210,305,289       208,718,750      1.8
====================================================================================================================================
Pharmaceuticals            1,800,000    Glaxo Wellcome PLC (ADR)*                             48,669,764       107,662,500      0.9
                              60,000    Novartis AG (Registered)                              78,569,582        99,907,640      0.8
                                                                                          --------------   ---------------     -----
                                                                                             127,239,346       207,570,140      1.7
====================================================================================================================================
Railroads                  4,750,000    Kansas City Southern Industries, Inc.                 72,518,792       235,718,750      2.0
                           2,300,000    Union Pacific Corporation                            135,110,114       101,487,500      0.8
                                                                                          --------------   ---------------     -----
                                                                                             207,628,906       337,206,250      2.8
====================================================================================================================================

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

                            Shares                                                                                        Percent of
Industries                   Held                       Common Stocks                          Cost              Value    Net Assets
====================================================================================================================================
Real Estate                1,000,000    CarrAmerica Realty Corp.                          $   26,832,805   $    28,375,000      0.3%
Investment Trusts          2,600,000    Patriot American Hospitality, Inc.                    69,867,303        62,237,500      0.5
                           1,000,000    Walden Residential Properties, Inc.                   20,679,751        24,500,000      0.2
                                                                                          --------------   ---------------     -----
                                                                                             117,379,859       115,112,500      1.0
====================================================================================================================================
Restaurants                2,000,000    McDonald's Corporation                                98,086,085       138,000,000      1.2
====================================================================================================================================
Retail Trade               2,400,000    Wal-Mart Stores, Inc.                                 58,428,638       145,800,000      1.2
====================================================================================================================================
Semiconductors             2,000,000    Motorola, Inc.                                       111,044,417       105,125,000      0.9
====================================================================================================================================
Telecommunications         2,000,000    Frontier Corporation                                  55,148,100        63,000,000      0.5
                             600,000    Telecomunicacoes Brasileiras S.A.--Telebras
                                        (ADR)*                                                51,096,291        65,512,500      0.6
                                                                                          --------------   ---------------     -----
                                                                                             106,244,391       128,512,500      1.1
====================================================================================================================================
Tires & Rubber             2,250,000    Goodyear Tire & Rubber Co. (The)                      87,133,864       144,984,375      1.2
====================================================================================================================================
                                        Total Common Stocks                                4,851,587,052     7,426,154,784     62.3
====================================================================================================================================
                            Face
                           Amount                    Corporate Bonds
====================================================================================================================================
Aerospace                               Boeing Company (The):
                        $ 12,500,000      6.44% due 12/20/2004                                12,560,000        12,672,250      0.1
                          10,000,000      6.18% due 3/15/2005                                 10,000,000        10,009,320      0.1
                                                                                          --------------   ---------------     -----
                                                                                              22,560,000        22,681,570      0.2
====================================================================================================================================
Automotive                              Hertz Corp.:
                          10,000,000      7% due 5/01/2002                                    10,305,500        10,214,800      0.1
                          25,000,000      6.70% due 6/15/2002                                 24,815,300        25,303,750      0.2
                          13,000,000      6% due 1/15/2003                                    12,891,670        12,832,690      0.1
                          20,000,000    Hyundai Motor Co., Ltd., 7.60% due 7/15/2007          19,916,100        15,250,000      0.1
                                                                                          --------------   ---------------     -----
                                                                                              67,928,570        63,601,240      0.5
====================================================================================================================================
Banking                   30,000,000    Banco Nacional de Commercio Exterior SNC,
                                        Global Bonds, 7.25% due 2/02/2004                     28,187,700        28,050,000      0.2
                          13,600,000    Banco Rio de la Plata, 8.75% due 12/15/2003           13,751,700        13,362,000      0.1
                          29,000,000    Bank of Boston Corp., 6.625% due 12/01/2005           27,575,520        29,279,560      0.2
                                        BankAmerica Corp.:
                          15,000,000      6.875% due 6/01/2003                                14,149,050        15,517,800      0.1
                          30,000,000      6.75% due 9/15/2005                                 29,591,750        30,917,100      0.3
                                        Chase Manhattan Corporation (The):
                          15,000,000      6.50% due 8/01/2005                                 14,552,850        15,188,400      0.1
                          15,000,000      6.25% due 1/15/2006                                 13,892,250        15,004,800      0.1
                          20,000,000    First Security Corp., 7% due 7/15/2005                19,803,850        20,903,640      0.2
                          30,000,000    First Union Corp., 6.55% due 10/15/2035               29,953,350        30,526,200      0.3
                          22,750,000    Firstbank Puerto Rico, 7.625% due 12/15/2005          22,140,803        23,444,353      0.2
                          10,000,000    Great Western Financial Corp., 6.375% due
                                        7/01/2000                                              9,998,800        10,036,400      0.1
                                        Household Bank:
                          10,000,000      6.87% due 5/15/2001                                  9,868,800        10,177,220      0.1
                          20,000,000      6.875% due 3/17/2003                                19,886,200        20,498,400      0.2
                          10,300,000      6.50% due 7/15/2003                                 10,202,253        10,384,048      0.1
                                        NationsBank Corp.:
                          40,000,000      5.60% due 2/07/2001                                 40,000,000        39,712,000      0.3
                          10,000,000      6.20% due 8/15/2003                                  9,670,360        10,090,600      0.1
                          25,000,000      6.50% due 8/15/2003                                 22,104,200        25,335,500      0.2

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

                             Face                                                                                         Percent of
Industries                  Amount                   Corporate Bonds                           Cost              Value    Net Assets
====================================================================================================================================
Banking                $  25,500,000    PNC Funding Corp., 6.125% due 9/01/2003           $   24,922,025   $    25,328,385      0.2%
(concluded)               20,000,000    People's Bank--Bridgeport, 7.20%
                                        due 12/01/2006                                        19,956,700        20,770,200      0.2
                          26,000,000    Provident Bank, 6.375% due 1/15/2004                  25,287,430        26,115,700      0.2
                                        Union Planters Corp.:
                          20,000,000      6.25% due 11/01/2003                                18,756,100        20,062,600      0.2
                          12,500,000      6.75% due 11/01/2005                                12,001,875        12,718,750      0.1
                                                                                          --------------   ---------------     -----
                                                                                             436,253,566       453,423,656      3.8
====================================================================================================================================
Beverages                 22,000,000    Coca-Cola Femsa S.A., 8.95% due 11/01/2006            21,984,595        22,303,116      0.2
                          10,000,000    Panamerican Beverages, Inc., 7.25% due 7/01/2009      10,037,500         9,975,000      0.1
                                                                                          --------------   ---------------     -----
                                                                                              32,022,095        32,278,116      0.3
====================================================================================================================================
Broadcasting              20,000,000    British Sky Broadcasting Group PLC, 7.30%
                                        due 10/15/2006                                        20,037,440        20,886,400      0.2
====================================================================================================================================
Cable                     10,000,000    Comcast Cable Communications, Inc., 8.125%
                                        due 5/01/2004                                          9,991,000        10,834,300      0.1
====================================================================================================================================
Chemicals                  8,000,000    Airgas, Inc., 7.14% due 3/08/2004                      8,000,000         8,161,680      0.1
                          37,000,000    Lyondell Petrochemical Company, 6.50%
                                        due 2/15/2006                                         35,447,015        36,144,190      0.3
                          40,000,000    Union Carbide Corp., 6.79% due 6/01/2025              40,292,500        39,169,600      0.3
                                                                                          --------------   ---------------     -----
                                                                                              83,739,515        83,475,470      0.7
====================================================================================================================================
Consumer Services                       Loewen Group, Inc.:
                          16,000,000      6.70% due 10/01/1999                                15,970,340        15,941,792      0.1
                          20,000,000      8.25% due 10/15/2003                                20,208,132        20,771,800      0.2
                                                                                          --------------   ---------------     -----
                                                                                              36,178,472        36,713,592      0.3
====================================================================================================================================
Electronics               10,000,000    Dell Computer Corporation, 6.55% due 4/15/2008         9,978,200        10,004,600      0.1
                                        Tandy Corp.:
                          20,000,000      6.125% due 1/15/2003                                19,971,600        19,948,000      0.2
                          15,000,000      6.95% due 9/01/2007                                 14,944,120        15,514,500      0.1
                                                                                          --------------   ---------------     -----
                                                                                              44,893,920        45,467,100      0.4
====================================================================================================================================
Finance                   40,000,000    Ford Motor Credit Co., 5.75% due 1/25/2001            39,596,900        39,739,200      0.3
                                        General Motors Acceptance Corp.:
                          30,000,000      6.375% due 4/04/2000                                29,932,500        30,167,040      0.2
                          55,000,000      5.625% due 2/15/2001                                54,450,000        54,429,650      0.5
                          30,000,000      6.75% due 6/10/2002                                 29,520,300        30,679,500      0.3
                          15,000,000    USL Capital Corp., 5.79% due 1/23/2001                14,995,800        14,953,950      0.1
                                                                                          --------------   ---------------     -----
                                                                                             168,495,500       169,969,340      1.4
====================================================================================================================================
Financial Leasing                       GATX Corp.:
                          25,000,000      6.875% due 11/01/2004                               24,938,000        25,480,250      0.2
                          25,000,000      6.69% due 11/30/2005                                24,984,750        25,699,000      0.2
                          20,000,000    XTRA Corp., 6.68% due 11/30/2001                      20,000,000        20,391,820      0.2
                                                                                          --------------   ---------------     -----
                                                                                              69,922,750        71,571,070      0.6
====================================================================================================================================
Financial Services                      Finova Capital Corp.:
                          25,000,000      6.45% due 6/01/2000                                 24,766,550        25,190,750      0.2
                          15,000,000      5.98% due 2/27/2001                                 14,968,950        14,980,845      0.1
                          10,000,000      6.56% due 11/15/2002                                10,000,000        10,200,800      0.1
                          20,000,000    McDonnell Douglas Finance Corp., 6.965%
                                        due 9/12/2005                                         20,049,200        21,078,240      0.2
                          35,000,000    Morgan Stanley Group, Inc., 5.75% due 2/15/2001       34,968,150        34,790,035      0.3

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

                             Face                                                                                         Percent of
Industries                  Amount                   Corporate Bonds                           Cost              Value    Net Assets
====================================================================================================================================
Financial Services     $  13,000,000    Norwest Financial, Inc., 6.625% due 7/15/2004     $   13,000,000   $    13,356,980      0.1%
(concluded)                             Salomon Inc.:
                          10,000,000      6.75% due 2/15/2003                                  9,804,000        10,243,230      0.1
                           5,000,000      6.875% due 12/15/2003                                4,968,500         5,158,090      0.0
                                        Smith Barney Shearson Holdings, Inc.:
                          25,000,000      6.625% due 7/01/2002                                24,994,000        25,345,000      0.2
                          20,000,000      7% due 3/15/2004                                    19,951,800        20,706,980      0.2
                                                                                          --------------   ---------------     -----
                                                                                             177,471,150       181,050,950      1.5
====================================================================================================================================
Food & Tobacco                          Nabisco Inc.:
                          20,000,000      6.125% due 2/01/2033                                19,915,200        19,768,600      0.1
                          20,000,000      6.375% due 2/01/2035                                19,939,200        19,871,400      0.2
                                                                                          --------------   ---------------     -----
                                                                                              39,854,400        39,640,000      0.3
====================================================================================================================================
Foreign Government        10,000,000    Province of Mendoza, 10% due 9/04/2007                 9,931,700         9,200,000      0.1
Obligations                             Republic of Argentina:
                          55,000,000      8.75% due 7/10/2002                                 52,688,750        47,300,000      0.4
                          33,012,500      Floating Rate Brady Bonds, Series L, 6.625%
                                          due 3/31/2005+                                      24,404,453        29,087,314      0.3
                          25,000,000      Global Bonds, 8.375% due 12/20/2003                 24,480,000        24,875,000      0.2
                          25,000,000    Republic of Colombia, Global Bonds, 7.625%
                                        due 2/15/2007                                         23,410,450        22,500,000      0.2
                          15,000,000    Republic of Guatemala, 8.50% due 8/03/2007            15,082,250        14,400,000      0.1
                          39,500,000    Republic of Panama, 8.25% due 4/22/2008               39,272,995        38,413,750      0.3
                                        Republic of Turkey:
                          15,000,000      9.875% due 2/23/2005                                14,853,700        14,100,000      0.1
                          40,000,000      10% due 9/19/2007                                   39,980,625        38,600,000      0.3
                          50,000,000    United Mexican States, Global Bonds, 8.625%
                                        due 3/12/2008                                         50,000,000        48,500,000      0.4
                                                                                          --------------   ---------------     -----
                                                                                             294,104,923       286,976,064      2.4
====================================================================================================================================
Hospital Management                     Medpartners, Inc.:
                          29,125,000      6.875% due 9/01/2000                                28,915,910        27,387,694      0.2
                           5,500,000      7.375% due 10/01/2006                                4,886,570         4,929,650      0.1
                                                                                          --------------   ---------------     -----
                                                                                              33,802,480        32,317,344      0.3
====================================================================================================================================
Industrial                20,000,000    Browning--Ferris Industries, Inc., 6.375%
                                        due 1/15/2008                                         19,627,200        20,114,000      0.2
                                        Interface, Inc.:
                           7,800,000      9.50% due 11/15/2005                                 7,552,000         8,287,500      0.1
                           8,000,000      7.30% due 4/01/2008                                  7,999,520         8,058,848      0.1
                          20,000,000    Reliance Industries Ltd., 8.25% due 1/15/2027         19,526,999        17,800,000      0.1
                          25,000,000    Triton Energy Ltd., 8.75% due 4/15/2002               25,363,000        26,186,600      0.2
                          15,000,000    United Refining Co., 10.75% due 6/15/2007             15,000,000        14,512,500      0.1
                                        Williams Holdings of Delaware, Inc.:
                          20,000,000      6.625% due 11/15/2004                               19,908,000        20,282,200      0.2
                          50,000,000      6.25% due 2/01/2006                                 49,739,500        50,343,500      0.4
                                                                                          --------------   ---------------     -----
                                                                                             164,716,219       165,585,148      1.4
====================================================================================================================================
Information Systems                     Reynolds & Reynolds Company:
                          10,000,000      5.875% due 3/20/2000                                 9,992,900        10,000,200      0.1
                          28,750,000      6.12% due 3/02/2001                                 28,750,000        28,803,532      0.2
                                                                                          --------------   ---------------     -----
                                                                                              38,742,900        38,803,732      0.3
====================================================================================================================================

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

                             Face                                                                                         Percent of
Industries                  Amount                   Corporate Bonds                           Cost              Value    Net Assets
====================================================================================================================================
Machinery              $  20,000,000    FMC Corp., 6.75% due 5/05/2005                    $   19,890,200   $    20,179,120      0.2%
                          22,500,000    Harris Corp., 6.375% due 8/15/2002                    22,461,850        22,762,350      0.2
                                                                                          --------------   ---------------     -----
                                                                                              42,352,050        42,941,470      0.4
====================================================================================================================================
Media/Publishing          15,000,000    News American, Inc., 6.75% due 1/09/2038              15,000,000        15,004,350      0.1
====================================================================================================================================
Natural Gas               27,500,000    Coastal Corp., 6.70% due 2/15/2027                    27,225,400        29,023,060      0.2
Suppliers
====================================================================================================================================
Oil--Integrated           10,000,000    Compania Naviera Perez Companc S.A.C.F.I.M.F.A.,
                                        9% due 1/30/2004                                      10,125,000         9,800,000      0.1
                          10,000,000    Giant Industries, Inc., 9% due 9/01/2007              10,000,000        10,262,500      0.1
                                        Occidental Petroleum Corp.:
                          18,375,000      6.24% due 11/24/2000                                18,135,306        18,465,956      0.1
                          10,500,000      6.50% due 4/01/2005                                 10,440,150        10,499,895      0.1
                          20,500,000    Perez Companc S.A., 8.125% due 7/15/2007              20,201,470        18,706,250      0.1
                                        Union Texas Petroleum Holdings, Inc.:
                          23,250,000      6.70% due 11/18/2002                                23,190,070        23,715,558      0.2
                          20,000,000      6.81% due 12/05/2007                                20,000,000        20,869,200      0.2
                          10,000,000    Unocal Corporation, 6.11% due 2/17/2004               10,000,000        10,002,940      0.1
                          20,000,000    Yacimientos Petroliferos Fiscales S.A. (YPF),
                                        8% due 2/15/2004                                      18,334,375        20,146,000      0.2
                                                                                          --------------   ---------------     -----
                                                                                             140,426,371       142,468,299      1.2
====================================================================================================================================
Paper & Forest                          Boise Cascade Corporation:
Products                  10,000,000      7.35% due 10/11/2004                                10,316,700        10,257,000      0.1
                          20,000,000      7.66% due 5/27/2005                                 20,000,000        20,725,400      0.2
                          25,000,000    Champion International Corp., 6.65% due
                                        12/15/2037                                            25,000,000        26,558,000      0.2
                                                                                          --------------   ---------------     -----
                                                                                              55,316,700        57,540,400      0.5
====================================================================================================================================
Real Estate               10,000,000    Franchise Finance Corp. of America, 6.95%
Investment Trusts                       due 8/29/2007 (Convertible)                           10,000,000         9,996,890      0.1
====================================================================================================================================
Telecommunications        10,000,000    Pacific Telecom, Inc., 6.625% due 10/20/2005          10,000,000        10,308,620      0.1
                          20,000,000    WorldCom, Inc., 7.55% due 4/01/2004                   19,966,800        21,258,740      0.2
                                                                                          --------------   ---------------     -----
                                                                                              29,966,800        31,567,360      0.3
====================================================================================================================================
Tires & Rubber            40,000,000    Goodyear Tire & Rubber Co. (The), 6.625%
                                        due 12/01/2006                                        39,840,000        40,719,600      0.3
====================================================================================================================================
Transportation            12,500,000    Northwest Airlines Inc., 7.625% due 3/15/2005         12,471,225        12,250,000      0.1
                          20,000,000    Ryder System, Inc., 6.50% due 5/15/2005               19,960,600        20,161,980      0.2
                          17,000,000    Transportacion Maritima Mexicana, S.A. de C.V.,
                                        10% due 11/15/2006                                    17,152,730        15,980,000      0.1
                          15,000,000    Union Pacific Corp., 6.625% due 2/01/2008             14,776,750        14,972,400      0.1
                                                                                          --------------   ---------------     -----
                                                                                              64,361,305        63,364,380      0.5
====================================================================================================================================
Travel & Lodging                        Royal Caribbean Cruises Ltd.:
                          10,000,000      7.125% due 9/18/2002                                 9,900,050        10,240,200      0.1
                          10,000,000      7.25% due 8/15/2006                                  9,854,415        10,405,800      0.1
                                                                                          --------------   ---------------     -----
                                                                                              19,754,465        20,646,000      0.2
====================================================================================================================================

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

                             Face                                                                                         Percent of
Industries                  Amount                   Corporate Bonds                           Cost              Value    Net Assets
====================================================================================================================================
Utilities--Electric,                    Connecticut Light & Power Co.:
Gas & Water            $  28,250,000      7.75% due 6/01/2002                             $   28,173,725   $    28,975,347      0.2%
                          20,000,000      7.875% due 10/01/2024                               20,431,000        20,406,000      0.2
                          33,000,000    Empresa Nacional de Electricidad S.A. (Endesa),
                                        7.325% due 2/01/2037                                  33,065,750        34,440,417      0.3
                          38,500,000    Enron Corp., 6.75% due 7/01/2005                      37,527,310        39,149,110      0.3
                          20,000,000    Niagara Mohawk Power Corp., 5.875% due
                                        9/01/2002                                             19,504,200        19,645,400      0.2
                          24,750,000    Tata Electric Co., 8.50% due 8/19/2017                23,737,525        20,882,812      0.2
                                                                                          --------------   ---------------     -----
                                                                                             162,439,510       163,499,086      1.4
====================================================================================================================================
                                        Total Corporate Bonds                              2,347,397,501     2,372,045,987     19.9
====================================================================================================================================

                                             Collateralized Mortgage Obligations
====================================================================================================================================
                           6,000,000    Criimi Mae CMBS Corp., Series 1998-1, Class A2,
                                        6.009% due 2/20/2008                                   5,865,000         5,902,500      0.1
                                        Federal Home Loan Mortgage Corp.:
                           9,241,900      6.50% due 5/15/2008                                  8,831,790         9,080,166      0.1
                           5,000,000      7% due 8/15/2008                                     4,762,500         5,096,850      0.0
                          13,000,000      6% due 2/15/2011                                    12,020,938        12,676,170      0.1
====================================================================================================================================
                                        Total Collateralized Mortgage Obligations             31,480,228        32,755,686      0.3
====================================================================================================================================

                                                  US Government Obligations
====================================================================================================================================
                                        US Treasury Bonds:
                         200,000,000      6.25% due 8/15/2023                                184,808,985       214,124,000      1.8
                          80,000,000      6% due 2/15/2026                                    79,564,844        83,224,800      0.7
                                        US Treasury Notes:
                         200,000,000      5.875% due 7/31/1999                               200,618,945       200,718,000      1.7
                          55,000,000      5.50% due 2/28/2003                                 54,694,922        54,957,100      0.5
                          50,000,000      5.75% due 8/15/2003                                 47,705,859        50,531,000      0.4
                         650,000,000      5.875% due 11/15/2005                              634,453,981       662,389,000      5.6
                         350,000,000      5.625% due 2/15/2006                               349,235,547       351,421,000      2.9
====================================================================================================================================
                                        Total US Government Obligations                    1,551,083,083     1,617,364,900     13.6
====================================================================================================================================

                                                   Short-Term Investments
====================================================================================================================================
Commercial Paper**                      Atlantic Asset Securitization Corp.:
                          24,117,000      5.55% due 7/01/1998                                 24,117,000        24,117,000      0.2
                          25,000,000      5.54% due 7/17/1998                                 24,938,444        24,938,444      0.2
                          78,407,000    General Motors Acceptance Corp., 6.50%
                                        due 7/01/1998                                         78,407,000        78,407,000      0.7
                          20,000,000    Lexington Parker Capital Co. LLC, 5.53%
                                        due 7/06/1998                                         19,984,639        19,984,639      0.2
                          30,000,000    Morgan Stanley Dean Group, Inc., 6% due 7/01/1998     30,000,000        30,000,000      0.3
                                        Park Avenue Receivables Corp.:
                          16,622,000      5.54% due 7/07/1998                                 16,606,653        16,606,653      0.1
                          33,088,000      5.55% due 7/09/1998                                 33,047,191        33,047,191      0.3
                          40,000,000    Preferred Receivable Funding Corp., 5.56%
                                        due 8/04/1998                                         39,789,956        39,789,956      0.3
                                        Republic Industries, Inc.:
                          50,000,000      5.52% due 7/20/1998                                 49,854,333        49,854,333      0.4
                          20,000,000      5.55% due 8/06/1998                                 19,889,000        19,889,000      0.2

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

SCHEDULE OF INVESTMENTS (concluded)

                             Face                                                                                         Percent of
                            Amount              Short-Term Investments                         Cost              Value    Net Assets
====================================================================================================================================
Commercial Paper**     $  40,000,000   Riverwoods Funding Corp., 5.60% due 7/02/1998      $   39,993,778   $    39,993,778      0.3%
(concluded)               15,000,000   Transamerica Finance Corp., 5.53% due 8/11/1998        14,905,529        14,905,529      0.1
                          25,000,000   Variable Funding Capital Corp., 5.60% due 7/20/1998    24,926,111        24,926,111      0.2
====================================================================================================================================
                                       Total Short-Term Investments                          416,459,634       416,459,634      3.5
====================================================================================================================================
Total Investments                                                                         $9,198,007,498    11,864,780,991     99.6
                                                                                          ==============
Time Deposit++                                                                                                   2,187,000      0.0

Other Assets Less Liabilities                                                                                   47,441,554      0.4
                                                                                                           ---------------    ------
Net Assets                                                                                                 $11,914,409,545    100.0%
                                                                                                           ===============    ======
====================================================================================================================================
Net Asset            Class A--Based on net assets of $4,125,371,382 and 110,778,262 shares outstanding     $         37.24
Value:                                                                                                     ===============
                     Class B--Based on net assets of $5,866,988,464 and 161,709,595 shares outstanding     $         36.28
                                                                                                           ===============
                     Class C--Based on net assets of $569,578,431 and 15,863,465 shares outstanding        $         35.91
                                                                                                           ===============
                     Class D--Based on net assets of $1,352,471,268 and 36,412,319 shares outstanding      $         37.14
                                                                                                           ===============
====================================================================================================================================

*     American Depositary Receipts (ADR).
** Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
+ Brady Bonds are securities which have been issued to refinance commercial bank loans and other debt. The risk associated with these instruments is the amount of any uncollateralized principal or interest payments since there is a high default rate of commercial bank loans by countries issuing these securities.
++    The time deposit bears interest at 5.50% and matures on 7/01/1998.

Merrill Lynch Capital Fund, Inc.                                   June 30, 1998

PORTFOLIO INFORMATION

 As of June 30, 1998
                                                 Percent of
 Ten Largest Common Stock Holdings               Net Assets
 Travelers Group, Inc. ...........................   2.3%
 Williams Companies, Inc. ........................   2.3
 Kansas City Southern Industries, Inc. ...........   2.0
 United Technologies Corp. .......................   1.6
 Carnival Corp. (Class A) ........................   1.4
 Allstate Corporation ............................   1.4
 Rite Aid Corp. ..................................   1.4
 Nestle S.A. (Registered) ........................   1.3
 Chase Manhattan Corporation (The) ...............   1.3
 Yacimientos Petroliferos Fiscales S.A.
   (YPF)(ADR) ....................................   1.3

                                                 Percent of
 Ten Largest Industries                          Net Assets*
 Insurance .......................................  10.0%
 Banking .........................................   5.1
 Diversified Companies ...........................   5.1
 Oil--Integrated .................................   4.5
 Natural Gas Suppliers ...........................   4.3
 Financial Services ..............................   3.5
 Chemicals .......................................   2.8
 Railroads .......................................   2.8
 Foreign Government Obligations ..................   2.4
 Paper & Forest Products .........................   2.3

*Based on total holdings in common stocks and bonds.

 Common Stock Portfolio Changes for the
 Quarter Ended June 30, 1998

 Deletions

 Cisco Systems, Inc.
 Sears, Roebuck and Co.
 Sunbeam Corporation

Officers and Directors

Arthur Zeikel, President and Director
Donald Cecil, Director
M. Colyer Crum, Director
Edward H. Meyer, Director
Jack B. Sunderland, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Kurt Schansinger, Senior Vice President and
   Portfolio Manager
Donald C. Burke, Vice President
Walter Cuje, Vice President
Gerald M. Richard, Treasurer
Thomas D. Jones, III, Secretary

Custodian

The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.



Merrill Lynch
Capital Fund, Inc.
Box 9011
Princeton, NJ
08543-9011                                                          #10252--6/98

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